Employee benefits - Costs recognized in the statement of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs recognized in the statement of comprehensive income
Others comprehensive income	$ (5,248)	$ (5,492)	$ (848)
Overfunded pension plans
Costs recognized in the statement of comprehensive income
Balance at beginning of the year	(101)	(173)	(166)
Effect of changes actuarial assumptions	330	(118)	(718)
Return on plan assets (excluding interest income)	(269)	(114)	757
Change of asset ceiling	(60)	278	(60)
Others	(5)
Total	(4)	46	(21)
Deferred income tax	5	(15)	7
Others comprehensive income	1	31	(14)
Translation adjustments	7	41	7
Accumulated other comprehensive income	(93)	(101)	(173)
Underfunded pension plans
Costs recognized in the statement of comprehensive income
Balance at beginning of the year	(400)	(459)	(468)
Effect of changes actuarial assumptions	246	(271)	(373)
Return on plan assets (excluding interest income)	181	305	385
Others	3	9
Total	430	43	12
Deferred income tax	(130)	(12)	(5)
Others comprehensive income	300	31	7
Translation adjustments	8	28	2
Accumulated other comprehensive income	(92)	(400)	(459)
Other benefits
Costs recognized in the statement of comprehensive income
Balance at beginning of the year	(363)	(238)	(128)
Effect of changes actuarial assumptions	261	(243)	(182)
Others	(4)	11
Total	257	(232)	(182)
Deferred income tax	(83)	82	63
Others comprehensive income	174	(150)	(119)
Translation adjustments	17	25	9
Accumulated other comprehensive income	$ (172)	$ (363)	$ (238)